Financial Instruments (Fair Value of Derivative Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets, Total [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Cash Flow Hedge Asset at Fair Value	$ 59	$ 78
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	31	50
Liabilities, Total [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Cash Flow Hedge Liability at Fair Value	103	11
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	$ 54	$ 138